Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenues	$ 269	$ 338
Operating expenses:
Research and development	(30,731)	(31,287)
General and administrative	(8,738)	(7,614)
Loss on disposal of leasehold improvements	(672)	0
Total operating expenses, net	(39,872)	(38,563)
Other income (expense):
Interest income	44	510
Other income (expense)	838	4,484
Total other income, net	882	4,994
Net loss before income tax	(38,990)	(33,569)
Income tax benefit	5,724	3,696
Net loss attributable to ordinary shareholders	(33,266)	(29,873)
Other comprehensive income (loss):
Foreign currency exchange translation adjustment	1,273	(17,701)
Total comprehensive loss	$ (31,993)	$ (47,574)
Basic and diluted net loss per ordinary share (usd per share)	$ (0.53)	$ (0.60)
Weighted-average basic and diluted ordinary shares	62,447,606	49,859,739